INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021
Intangible assets
Intangible assets, gross	$ 133,906	$ 133,728
Less: accumulated amortization	(83,917)	(70,012)
Less: accumulated impairment loss	(51,810)	(358)
Add: foreign exchange difference	3,517	2,683
Intangible assets, net	1,696	66,041
Trade name and domain names
Intangible assets
Intangible assets, gross	41,711	41,707
User base and customer relationships
Intangible assets
Intangible assets, gross	32,378	32,378
Licenses
Intangible assets
Intangible assets, gross	28,970	28,796
Technology
Intangible assets
Intangible assets, gross	14,308	14,308
Copyrights and teaching materials
Intangible assets
Intangible assets, gross	6,026	6,026
Partnership agreements and school cooperation agreements
Intangible assets
Intangible assets, gross	4,858	4,858
Others
Intangible assets
Intangible assets, gross	$ 5,655	$ 5,655